Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Transactions wtih Related Parties [Abstract]
Transactions with Related Parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman of the Board. Travel expenses for 2016, 2015 and 2014 amounted to $2,320, $2,685, and $2,765, respectively, and are mainly included in “Vessels”, “Advances for vessels under construction and acquisitions and other vessel costs”, “Vessel operating expenses” and “General and administrative expenses” in the accompanying consolidated financial statements. At December 31, 2016 and 2015, an amount of $23 and $62, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

  Diana Containerships Inc.: On May 20, 2013, DSI's Independent Committee of the Board of Directors and the Board of Directors approved to provide to a wholly owned subsidiary of Diana Containerships, a five year unsecured loan of $50,000, or “the loan", drawn on August 20, 2013, for general corporate purposes and working capital. The loan, until the amendments discussed below, bore interest at LIBOR plus a margin of 5% and a back-end fee equal to 1.25% per annum on the outstanding amount of the loan payable by the borrower on the repayment date of the loan. On July 30, 2015, DSI's Independent Committee of the Board of Directors and the Board of Directors approved an amendment to the loan, pursuant to which as of September 9, 2015, the date of the amendment, the loan matures on March 15, 2022; bears interest at LIBOR plus a margin of 3% per annum; the back-end fee became payable on the date of the amendment and was replaced by a fixed fee of $200 payable on the maturity date. In addition, the borrower agreed to repay the principal amount of the loan on the last day of each interest period in amounts totalling $5,000 per annum, but not to exceed $32,500 in the aggregate. On August 24, 2016, DSI's Independent Committee of the Board of Directors and the Board of Directors approved another amendment to the loan, pursuant to which the repayment of all outstanding principal amounts are deferred until the later of (i) the repayment or prepayment in full by Diana Containerships of a deferred amount under its loan agreement with The Royal Bank of Scotland plc, whose repayment is scheduled to commence on March 15, 2019 and be completed not later than June 15, 2021, and (ii) September 15, 2018. The amendment also changes the borrower under the Loan to another wholly-owned subsidiary of Diana Containerships and provides for an increase of the interest rate for the period between September 12, 2016 (the effective date of the amendment) and December 31, 2018 to 3.35% per annum over LIBOR.

  As at December 31, 2016, there was an amount of $102 due from Diana Containerships separately presented in “Due from related parties, current” and $45,417 due from Diana Containerships, separately presented in “Due from related parties, non-current”, in the related accompanying consolidated balance sheet. As at December 31, 2015, similarly, there was an amount of $5,103 and $43,750 due from Diana Containerships current and non-current, respectively.

  For 2016, 2015, and 2014, income from interest and fees amounted to $1,692, $2,745, and $3,246, respectively, and is included in “Interest and other income” in the accompanying consolidated statements of operations.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman of the Board which provides brokerage services to DSI pursuant to a Brokerage Services Agreement for a fixed fee amended annually on each anniversary of the agreement. For 2016, 2015, and 2014, brokerage fees amounted to $1,680, $1,302, and $1,250, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2016 and 2015, there was no amount due to Diana Enterprises included in the accompanying consolidated balance sheets.

  Diana Wilhelmsen Management Limited (“DWM”): As of December 31, 2016, DWM provided management services to seven vessels of the Company's fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels' gross revenues. Management fees for 2016 and 2015, amounted to $1,464 and $405, respectively, and are separately presented as “Management fees to related party” in the accompanying consolidated statements of operations, whereas commercial fees amounted to $124 and $43, respectively, and are included in “Voyage expenses”. As at December 31, 2016 and 2015 there was an amount of $2 and $2, respectively, due to DWM, included in “Due to related parties” in the related accompanying consolidated balance sheets.

  Vessel Acquisitions: On February 4, 2016, the Company, through three separate wholly-owned subsidiaries, entered into three Memoranda of Agreement to acquire from a related party three Panamax vessels for an aggregate purchase price of $39,265. The Company had agreed to acquire the vessels from entities affiliated with Mrs. Semiramis Paliou and Mrs. Aliki Paliou, each of whom is a family member of the Company's Chief Executive Officer and Chairman of the Board. Mrs. Semiramis Paliou is also a director of the Company. The transaction was approved unanimously by a committee of the Board of Directors established for the purpose of considering the transaction and consisting of the Company's independent directors and each of its executive directors other than Mrs. Semiramis Paliou and Mr. Simeon Palios. The agreed upon purchase price of the vessels was based, among other factors, on independent third party broker valuations obtained by the Company. Two of the vessels were delivered in March 2016 and the third was delivered in May 2016 (Note 6).